27. Revenue	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Revenue

Revenue from services rendered

The principal service revenue derives from monthly subscription, the provision of separate voice, SMS and data services, and user packages combining these services, roaming charges and interconnection revenue. The revenue is recognized as the services are used, net of sales taxes and discounts granted on services. This revenue is recognized only when the amount of services rendered can be estimated reliably.

The revenue is recognized monthly via invoicing, and billable revenue between the billing date and the end of the month (unbilled) are identified, processed and recognized in the month in which the service was rendered. Calculations of unbilled revenue from the previous month are reversed, and unbilled amounts are calculated at the end of each month, considering the revenue billed in the previous month.

Interconnection traffic and roaming revenue are recorded separately, without offsetting the amounts owed to other telecom operators (the latter are accounted for as operating costs).

The minutes not used by customers and/or top-up credits in the possession of commercial partners regarding the prepaid service system are recorded as deferred revenue and allocated to income when these services are actually used by customers.

Revenue from product sales

Revenue from product sales (telephones, mini-modems, tablets and other equipment) are recognized when the significant risks and benefits of the ownership of such products are transferred to the buyer.

	2017	2016	2015

Service revenue – Mobile	20,147,585	20,188,962	22,121,450
Service revenue – Landline	1,285,930	1,178,856	1,003,185
Service revenue	21,433,515	21,367,818	23,124,635

Goods sold	1,177,559	1,377,771	2,646,866
Gross operating revenue	22,611,074	22,745,589	25,771,501

Deductions from gross revenue
Taxes	(5,027,406)	(5,694,886)	(6,248,310)
Discounts given	(1,329,600)	(1,394,223)	(2,213,041)
Returns and other	(20,109)	(39,067)	(167,885)
	(6,377,115)	(7,128,176)	(8,629,236)

Total revenue	16,233,959	15,617,413	17,142,265